Cover	Oct. 11, 2023
Cover [Abstract]
Entity Registrant Name	Mymetics Corporation
Entity Central Index Key	0000927761
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 11, 2023
Entity Ex Transition Period	false
Entity File Number	000-25132
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	25-1741849
Entity Address Address Line 1	Route de la Corniche 4
Entity Address Address Line 2	1066
Entity Address City Or Town	Epalinges
Entity Address Country	CH
City Area Code	011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	41 21 566 57 72
Security 12g Title	Common Stock, $.01 par value
Trading Symbol	MYMX